Intangible Assets, Net	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
7 -	INTANGIBLE ASSETS, NET

As of June 30, 2026 and 2025, intangible assets, net, consisted of the following:

	As of June 30,
	2026	2025
Self-developed communications platform	$1,485,542	$2,405,362
Distribution channel	957,981	907,365
Technology	1,296,959	1,228,432
Backlog	—	247,082
Customer relationship	2,063,345	1,954,325
Database	1,046,411	991,122
Other	5,539	5,245
	6,855,777	7,738,933
Less: Accumulated amortization	(3,522,068)	(3,295,243)
Intangible assets, net	$3,333,709	$4,443,690

For the years ended June 30, 2026, 2025 and 2024, amortization expenses were $685,256, $651,532 and $813,622, respectively.

Estimated future amortization expense related to intangible assets with finite lives held as of June 30, 2026 is as follows:

For the Year Ended June 30,	Amortization
2027	$947,808
2028	1,001,853
2029	553,446
2030	198,877
2031	135,350
Thereafter	496,375
Total	$3,333,709